S000083456 [Member] Performance Management - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.